BANK LOANS AND OTHER BORROWINGS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement1 [Line Items]
Restricted Cash and Cash Equivalents	$ 9,611,000	$ 11,627,000
Carrying value Security charge	265,874,000	242,445,000
Undrawn borrowing facilities	0	0
Borrowings	165,244,000	114,456,000
Line credit facility	$ 275,000,000	$ 250,000,000
Debt ratio	75.00%	75.00%
Cash and cash equivalents	$ 32,527,000	$ 33,498,000	$ 45,245,000	$ 62,470,000
Line Of Credit Description	book value net worth of the lower of (a) the aggregate of $240 million plus 25% of the amount of positive retained earnings plus 50% of each capital raise
Other borrowings	$ 34,013,000	$ 0
Other Borrowings [Member]
Statement1 [Line Items]
Carrying value Security charge	37,980,000
Secured term facility	$ 35,750,000
Borrowings, interest rate basis	3 month LIBOR plus 1.7% per annum
Borrowings, adjustment to interest rate basis	1.70%
Other borrowings	$ 34,013,000
Variable interest rate [Member]
Statement1 [Line Items]
Weighted average effective interest rate	5.09%	5.30%
Senior Secured Credit Facility one [Member]
Statement1 [Line Items]
Borrowings	$ 49,088,000	$ 87,741,000
Borrowing facility fee	1,180,000	1,530,000
Line of credit facility fee	$ 1,750,000
Borrowings, interest rate	2.95%
Senior Secured Credit Facility Two [Member]
Statement1 [Line Items]
Borrowings	$ 19,067,000	21,027,000
Borrowings, interest rate	2.65%
Senior Secured Credit Facility Three [Member]
Statement1 [Line Items]
Borrowings	$ 4,421,000	5,688,000
Borrowing facility fee	22,000	28,000
Line of credit facility fee	$ 32,000
Borrowings, interest rate	2.00%
Senior Secured Credit Facility Four [Member]
Statement1 [Line Items]
Borrowings	$ 27,776,000
Borrowing facility fee	304,000
Line of credit facility fee	$ 373,000
Borrowings, interest rate	3.20%
Senior Secured Credit Facility Five [Member]
Statement1 [Line Items]
Restricted Cash and Cash Equivalents	$ 30,000,000	30,000,000
Borrowings	30,879,000
Borrowing facility fee	149,000
Cash and cash equivalents	12,778,000	$ 13,765,000
Line of credit facility fee	78,600
Secured term facility	$ 15,720,000
Borrowings, interest rate	2.00%